Share capital (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Employee expense
Total stock-based compensation expense recognized	$ 1,289,679	$ 913,964	$ 1,980,151	$ 1,920,769
Granted in 2015 [Member]
Employee expense
Total stock-based compensation expense recognized	609,389	913,964	1,286,823	1,920,769
Granted in 2018 [Member]
Employee expense
Total stock-based compensation expense recognized			13,038
Granted in 2019 [Member]
Employee expense
Total stock-based compensation expense recognized	$ 680,290		$ 680,290